Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Class A Common Stock [Member]
Schedule of Reconciliations of Numerators and Denominators Used to Compute Basic and Diluted Earnings Per Share

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

	Three Months Ended March 31,
	2019	2018
Numerator:
Net income	$7,145	$1,719
Less: net income attributable to non-controlling interests	4,950	1,122
Net income attributable to Funko, Inc. — basic	$2,195	$597
Add: Reallocation of net income attributable to non- controlling interests from the assumed exchange of common units of FAH, LLC for Class A common stock	—	—
Net income attributable to Funko, Inc. — diluted	$2,195	$597
Denominator:
Weighted-average shares of Class A common stock outstanding — basic	26,639,572	23,337,705
Add: Effect of dilutive equity-based compensation awards and common units of FAH, LLC that are convertible into Class A common stock	1,818,249	1,170,977
Weighted-average shares of Class A common stock outstanding — diluted	28,457,821	24,508,682
Earnings per share of Class A common stock — basic	$0.08	$0.03
Earnings per share of Class A common stock — diluted	$0.08	$0.02

The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share of Class A common stock:

		Period from
		November 6,
	Year Ended	2017 through
	December 31,	December 31,
	2018	2017
Numerator:
Net income	$25,062	$3,085
Less: net income attributable to non-controlling interests	17,599	2,047
Net income attributable to Funko, Inc. — basic	$7,463	$1,038
Add: Reallocation of net income attributable to non- controlling interests from the assumed exchange of common units of FAH, LLC for Class A common stock	—	1,219
Net income attributable to Funko, Inc. — diluted	$7,463	$2,257
Denominator:
Weighted-average shares of Class A common stock outstanding — basic	23,821,025	23,337,705
Add: Dilutive common units of FAH, LLC that are convertible into Class A common stock	1,739,033	27,297,348
Weighted-average shares of Class A common stock outstanding — diluted	25,560,058	50,635,053
Earnings per share of Class A common stock — basic	$0.31	$0.04
Earnings per share of Class A common stock — diluted	$0.29	$0.04